Note 9 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 1,395,383	$ 1,179,825
Goodwill	101,965	202,984
Other items	2,657	14,925
Foreign exchange	1,445	(2,351)
Balance	1,501,450	1,395,383
FirstService Residential Segment [Member]
Balance	337,867	320,318
Goodwill	11,100	20,839
Other items	0	(1,603)
Foreign exchange	1,069	(1,687)
Balance	350,036	337,867
FirstService Brands Segment [Member]
Balance	1,057,516	859,507
Goodwill	90,865	182,145
Other items	2,657	16,528
Foreign exchange	376	(664)
Balance	$ 1,151,414	$ 1,057,516